Dividends - Dividend Reconciliation (Details) - ZAR (R) R in Millions		2 Months Ended	12 Months Ended
	Nov. 01, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividends
(Loss)/profit attributable to the owners of Sibanye-Stillwater			R (37,772)	R 18,396	R 33,054
Adjusted for:
(Gain)/loss on financial instruments			(235)	4,279	6,279
Gain on foreign exchange differences			(1,973)	(616)	(1,149)
Gain on disposal of property, plant and equipment			(105)	(162)	(36)
Impairments/(reversal of impairments)			47,454	(6)	5,148
Gain on acquisition		R (898)	(898)	0	0
Restructuring costs			515	363	107
Transaction costs			474	152	140
Occupational healthcare gain			(365)	(211)	(14)
Gain on remeasurement of previous interest in Kroondal	R (298)		(298)	0	0
Gain on increase in equity-accounted investment			(5)	0	0
Loss due to dilution of interest in joint operation			0	0	4
Early redemption premium on the 2025 Notes			0	0	196
Change in estimated deferred tax rate			726	(53)	(86)
Share of results of equity-accounted investees after tax			1,174	(1,287)	(1,989)
Loss on deconsolidation of subsidiaries			0	308	0
Profit on sale of subsidiary			1,384	(145)	(16)
Tax effect of the items adjusted above			(6,664)	(33)	(2,755)
NCI effect of the items listed above			(276)	36	0
Normalised earnings			R 1,752	R 21,021	R 38,883